Related Party Transactions (Details Textual) - ARS ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 29, 1999	Jun. 30, 2020
Related Party Transactions (Textual)
Award of the agreement, description	On October 29, 1999, our shareholders approved the award of the agreement "Museo de los Niños, Abasto" to Fundación Museo de los Niños. On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Alto Rosario shopping mall were loaned for a term of 30 years. Fundación IRSA has used the available area to house the museum called "Museo de los Niños, Abasto" an interactive learning center for kids and adults, which was opened to the public in April 1999.
Argentine Operations Center [Member]
Related Party Transactions (Textual)
Employee compensation		$ 12
Israel Operations Center [Member]
Related Party Transactions (Textual)
Employee compensation		$ 150